Shareholder Report, Holdings (Details)	Dec. 31, 2025
Schwab U.S. TIPS ETF | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Schwab U.S. TIPS ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2]
Schwab Short-Term U.S. Treasury ETF | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
Schwab Short-Term U.S. Treasury ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
Schwab Intermediate-Term U.S. Treasury ETF | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
Schwab Intermediate-Term U.S. Treasury ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
Schwab Long-Term U.S. Treasury ETF | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Schwab Long-Term U.S. Treasury ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2]
Schwab U.S. Aggregate Bond ETF | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%
Schwab U.S. Aggregate Bond ETF | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Schwab U.S. Aggregate Bond ETF | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	45.00%
Schwab U.S. Aggregate Bond ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
Schwab U.S. Aggregate Bond ETF | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
Schwab 1-5 Year Corporate Bond ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1],[3]
Schwab 1-5 Year Corporate Bond ETF | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%	[3]
Schwab 5-10 Year Corporate Bond ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1],[3]
Schwab 5-10 Year Corporate Bond ETF | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%	[3]
Schwab Municipal Bond ETF | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	64.90%
Schwab Municipal Bond ETF | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%
Schwab Municipal Bond ETF | Pre-Refunded [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Schwab Municipal Bond ETF | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Schwab Core Bond ETF | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
Schwab Core Bond ETF | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
Schwab Core Bond ETF | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
Schwab Core Bond ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
Schwab Core Bond ETF | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
Schwab Ultra-Short Income ETF | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
Schwab Ultra-Short Income ETF | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
Schwab Ultra-Short Income ETF | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
Schwab Ultra-Short Income ETF | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab Ultra-Short Income ETF | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
Schwab Government Money Market ETF | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	72.20%
Schwab Government Money Market ETF | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Schwab Government Money Market ETF | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Schwab Government Money Market ETF | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Schwab Government Money Market ETF | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab Government Money Market ETF | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Schwab Government Money Market ETF | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%
Schwab Government Money Market ETF | Repurchase Agreements U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Schwab Government Money Market ETF | Repurchase Agreements U.S. Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
Schwab Government Money Market ETF | U.S. Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%
Schwab Government Money Market ETF | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%

[1]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[2]	Less than 0.05%.
[3]	Excludes derivatives.